Portfolio of Investments April 30, 2025
Dividend Growth
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 98.5%
5877411949 COMMON STOCKS - 98 .5% 5877411949
BANKS - 3.7%
909,517 JPMorgan Chase & Co $ 222,486,048
TOTAL BANKS 222,486,048
CAPITAL GOODS - 7.0%
400,259 Eaton Corp PLC 117,824,242
467,050 Honeywell International Inc 98,314,025
162,453 Northrop Grumman Corp 79,033,384
314,980 Trane Technologies PLC 120,734,984
TOTAL CAPITAL GOODS 415,906,635
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 4.1%
487,971 Lowe's Cos Inc 109,090,797
1,067,554 TJX Cos Inc/The 137,372,848
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 246,463,645
CONSUMER SERVICES - 3.7%
522,859 McDonald's Corp 167,131,879
696,189 Starbucks Corp 55,729,930
TOTAL CONSUMER SERVICES 222,861,809
CONSUMER STAPLES DISTRIBUTION & RETAIL - 2.9%
1,783,144 Walmart Inc 173,410,754
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 173,410,754
ENERGY - 3.7%
755,602 Chevron Corp 102,807,208
1,113,644 Exxon Mobil Corp 117,634,216
TOTAL ENERGY 220,441,424
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 4.3%
622,431 American Tower Corp 140,302,172
1,128,368 Prologis Inc 115,319,209
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 255,621,381
FINANCIAL SERVICES - 9.4%
625,235 American Express Co 166,568,856
507,307 Ares Management Corp, Class A 77,379,537
345,634 Mastercard Inc, Class A 189,428,170
249,735 S&P Global Inc 124,879,987
TOTAL FINANCIAL SERVICES 558,256,550
FOOD, BEVERAGE & TOBACCO - 5.4%
1,267,651 Mondelez International Inc, Class A 86,365,063
505,100 PepsiCo Inc 68,481,458
969,321 Philip Morris International Inc 166,102,846
TOTAL FOOD, BEVERAGE & TOBACCO 320,949,367
HEALTH CARE EQUIPMENT & SERVICES - 6.4%
1,152,502 Abbott Laboratories 150,689,637
225,087 Elevance Health Inc 94,667,090
332,856 UnitedHealth Group Inc 136,950,273
TOTAL HEALTH CARE EQUIPMENT & SERVICES 382,307,000
INSURANCE - 2.3%
605,387 Marsh & McLennan Cos Inc 136,496,607
TOTAL INSURANCE 136,496,607
MATERIALS - 3.8%
283,108 (a) Linde PLC 128,313,039
2,365,341 Smurfit WestRock PLC 99,391,629
TOTAL MATERIALS 227,704,668
MEDIA & ENTERTAINMENT - 1.6%
2,817,545 Comcast Corp, Class A 96,360,039
TOTAL MEDIA & ENTERTAINMENT 96,360,039

Portfolio of Investments April 30, 2025
(continued)
Dividend Growth

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
SHARES DESCRIPTION VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 5.3%
762,824 AbbVie Inc $ 148,826,963
857,772 Novo Nordisk A/S, Sponsored ADR 56,998,949
724,932 Zoetis Inc 113,379,365
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 319,205,277
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 7.5%
1,416,727 Broadcom Inc 272,677,446
773,050 Taiwan Semiconductor Manufacturing Co Ltd, Sponsored ADR 128,859,704
284,926 Texas Instruments Inc 45,602,406
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 447,139,556
SOFTWARE & SERVICES - 9.6%
473,246 Accenture PLC, Class A 141,571,541
1,086,089 Microsoft Corp 429,287,538
TOTAL SOFTWARE & SERVICES 570,859,079
TECHNOLOGY HARDWARE & EQUIPMENT - 12.2%
1,745,638 Amphenol Corp, Class A 134,326,844
1,963,905 Apple Inc 417,329,813
401,811 Motorola Solutions Inc 176,953,546
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 728,610,203
TRANSPORTATION - 1.3%
354,405 Union Pacific Corp 76,430,982
TOTAL TRANSPORTATION 76,430,982
UTILITIES - 4.3%
1,910,803 NextEra Energy Inc 127,794,505
1,169,708 WEC Energy Group Inc 128,106,420
TOTAL UTILITIES 255,900,925
TOTAL COMMON STOCKS
(Cost $3,121,551,102) 5,877,411,949
TOTAL LONG-TERM INVESTMENTS
(Cost $3,121,551,102) 5,877,411,949
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  1.1%
64680967 REPURCHASE AGREEMENTS - 1 .1% 64680967
$ 62,650,000 (b) Fixed Income Clearing Corporation 4 .320% 05/01/25 62,650,000
2,030,967 (c) Fixed Income Clearing Corporation 1 .360 05/01/25 2,030,967
TOTAL REPURCHASE AGREEMENTS
(Cost $64,680,967) 64,680,967
TOTAL SHORT-TERM INVESTMENTS
(Cost $64,680,967) 64,680,967
TOTAL INVESTMENTS - 99 .6%
(Cost $ 3,186,232,069 ) 5,942,092,916
OTHER ASSETS & LIABILITIES, NET -  0.4% 24,005,480
NET ASSETS - 100% $ 5,966,098,396
ADR American Depositary Receipt
S&P Standard & Poor's
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) Agreement with Fixed Income Clearing Corporation, 4.320% dated 4/30/25 to be repurchased at $62,657,518 on 5/1/25, collateralized by Government Agency Securities, with coupon rates 2.125%–4.500% and maturity dates 1/15/35–8/15/39, valued at
$63,903,109.
(c) Agreement with Fixed Income Clearing Corporation, 1.360% dated 4/30/25 to be repurchased at $2,031,044 on 5/1/25, collateralized by Government Agency Securities, with coupon rate 2.125% and maturity date 1/15/35, valued at $2,071,625.

Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Dividend Growth
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 5,877,411,949 $ – $ – $ 5,877,411,949
Short-Term Investments:
Repurchase Agreements – 64,680,967 – 64,680,967
Total $ 5,877,411,949 $ 64,680,967 $ – $ 5,942,092,916

Portfolio of Investments April 30, 2025
Global Dividend Growth
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 97.2%
17596408 COMMON STOCKS - 97.2%
AUSTRALIA - 2.0%
2,969 Macquarie Group Ltd $ 366,894
TOTAL AUSTRALIA 366,894
CANADA - 3.1%
6,602 Enbridge Inc 308,741
2,093 Royal Bank of Canada 251,218
TOTAL CANADA 559,959
DENMARK - 1.6%
4,298 Novo Nordisk A/S, Class B 287,371
TOTAL DENMARK 287,371
FRANCE - 7.5%
7,555 (a) AXA SA 357,320
504 LVMH Moet Hennessy Louis Vuitton SE 279,180
4,672 TotalEnergies SE 266,095
12,496 Veolia Environnement SA 456,405
TOTAL FRANCE 1,359,000
GERMANY - 3.9%
2,418 SAP SE 707,480
TOTAL GERMANY 707,480
HONG KONG - 0.7%
92,487 HKT Trust & HKT Ltd 131,607
TOTAL HONG KONG 131,607
IRELAND - 1.7%
1,007 Accenture PLC, Class A 301,244
TOTAL IRELAND 301,244
JAPAN - 5.2%
8,525 ITOCHU Corp 435,994
13,200 KDDI Corp 233,952
13,800 ORIX Corp 276,828
TOTAL JAPAN 946,774
SWITZERLAND - 1.8%
16,508 SIG Group AG 318,438
TOTAL SWITZERLAND 318,438
TAIWAN - 3.2%
3,458 Taiwan Semiconductor Manufacturing Co Ltd, Sponsored ADR 576,414
TOTAL TAIWAN 576,414
UNITED KINGDOM - 4.1%
11,840 Compass Group PLC 399,184
4,346 Unilever PLC 276,709
75,559 Vodafone Group PLC 74,252
TOTAL UNITED KINGDOM 750,145
UNITED STATES - 62.4%
2,255 Abbott Laboratories 294,841
2,431 AbbVie Inc 474,288
1,740 American Express Co 463,554
4,372 Apple Inc 929,050
1,529 Ares Management Corp, Class A 233,218
4,237 Broadcom Inc 815,495
7,197 Comcast Corp, Class A 246,137
1,137 Eaton Corp PLC 334,699
4,110 Experian PLC 204,477
3,102 Exxon Mobil Corp 327,664
36,619 Haleon PLC 184,262
1,446 Honeywell International Inc 304,383
2,823 JPMorgan Chase & Co 690,562
1,405 Lowe's Cos Inc 314,102
854 Mastercard Inc, Class A 468,043

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
SHARES DESCRIPTION VALUE
UNITED STATES (continued)
1,236 McDonald's Corp $ 395,087
2,398 Microsoft Corp 947,834
1,012 Motorola Solutions Inc 445,675
2,353 Nestle SA 250,447
6,049 NextEra Energy Inc 404,557
1,733 PepsiCo Inc 234,960
3,024 Philip Morris International Inc 518,193
3,061 Prologis Inc 312,834
3,665 Sanofi SA 400,921
7,087 Smurfit WestRock PLC 297,796
992 Union Pacific Corp 213,935
738 UnitedHealth Group Inc 303,643
1,793 Zoetis Inc 280,425
TOTAL UNITED STATES 11,291,082
TOTAL COMMON STOCKS
(Cost $10,174,966) 17,596,408
TOTAL LONG-TERM INVESTMENTS
(Cost $10,174,966) 17,596,408
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  1.8%
325,000 REPURCHASE AGREEMENTS - 1.8%
$ 325,000 (b) Fixed Income Clearing Corporation 4 .320% 05/01/25 325,000
TOTAL REPURCHASE AGREEMENTS
(Cost $325,000) 325,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $325,000) 325,000
TOTAL INVESTMENTS (Cost $ 10,499,966 ) - 99 .0% 17,921,408
OTHER ASSETS & LIABILITIES, NET -  1.0% 186,761
NET ASSETS - 100% $ 18,108,169
ADR American Depositary Receipt
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) Agreement with Fixed Income Clearing Corporation, 4.320% dated 4/30/25 to be repurchased at $325,039 on 5/1/25, collateralized by Government Agency Securities, with coupon rate 4.500% and maturity date 8/15/39, valued at $331,560.

Portfolio of Investments April 30, 2025
(continued)
Global Dividend Growth

Global Dividend Growth
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 11,688,592 $ 5,907,816 $ – $ 17,596,408
Short-Term Investments:
Repurchase Agreements – 325,000 – 325,000
Total $ 11,688,592 $ 6,232,816 $ – $ 17,921,408

Portfolio of Investments April 30, 2025
International Dividend Growth
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 97.0%
5246615 COMMON STOCKS - 97.0%
AUSTRALIA - 3.1%
1,358 Macquarie Group Ltd $ 167,815
TOTAL AUSTRALIA 167,815
CANADA - 10.5%
1,074 Canadian National Railway Co 104,011
3,750 Enbridge Inc 175,368
2,284 Restaurant Brands International Inc 147,169
1,192 Royal Bank of Canada 143,073
TOTAL CANADA 569,621
CHINA - 2.4%
31,446 BOC Hong Kong Holdings Ltd 130,450
TOTAL CHINA 130,450
DENMARK - 2.8%
2,300 Novo Nordisk A/S, Class B 153,781
TOTAL DENMARK 153,781
FRANCE - 15.3%
2,688 Accor SA 132,444
1,312 Arkema SA 99,746
3,330 (a) AXA SA 157,495
220 LVMH Moet Hennessy Louis Vuitton SE 121,865
2,699 TotalEnergies SE 153,722
4,437 Veolia Environnement SA 162,057
TOTAL FRANCE 827,329
GERMANY - 5.2%
964 SAP SE 282,056
TOTAL GERMANY 282,056
HONG KONG - 2.3%
86,400 HKT Trust & HKT Ltd 122,945
TOTAL HONG KONG 122,945
ITALY - 2.8%
25,883 Snam SpA 148,555
TOTAL ITALY 148,555
JAPAN - 14.8%
7,800 Astellas Pharma Inc 78,110
4,800 ITOCHU Corp 245,486
9,800 KDDI Corp 173,691
7,900 ORIX Corp 158,474
3,600 Tokio Marine Holdings Inc 144,297
TOTAL JAPAN 800,058
JORDAN - 3.3%
6,684 Hikma Pharmaceuticals PLC 177,123
TOTAL JORDAN 177,123
SWITZERLAND - 1.9%
5,241 SIG Group AG 101,099
TOTAL SWITZERLAND 101,099
TAIWAN - 3.7%
1,213 Taiwan Semiconductor Manufacturing Co Ltd, Sponsored ADR 202,195
TOTAL TAIWAN 202,195
UNITED KINGDOM - 15.9%
12,085 BAE Systems PLC 280,162
21,029 British Land Co PLC/The 110,631
4,561 Compass Group PLC 153,773
2,483 Diageo PLC 69,724
2,809 Unilever PLC 178,849
69,757 Vodafone Group PLC 68,550
TOTAL UNITED KINGDOM 861,689

Portfolio of Investments April 30, 2025
(continued)
International Dividend Growth

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
SHARES DESCRIPTION VALUE
UNITED STATES - 13.0%
1,963 Experian PLC $ 97,661
15,564 Haleon PLC 78,316
1,088 Nestle SA 115,804
2,140 Sanofi SA 234,098
405 Schneider Electric SE 94,627
1,937 Smurfit WestRock PLC 81,393
TOTAL UNITED STATES 701,899
TOTAL COMMON STOCKS
(Cost $3,916,326) 5,246,615
TOTAL LONG-TERM INVESTMENTS
(Cost $3,916,326) 5,246,615
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  2.3%
125,000 REPURCHASE AGREEMENTS - 2.3%
$ 125,000 (b) Fixed Income Clearing Corporation 4 .320% 05/01/25 125,000
TOTAL REPURCHASE AGREEMENTS
(Cost $125,000) 125,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $125,000) 125,000
TOTAL INVESTMENTS (Cost $ 4,041,326 ) - 99 .3% 5,371,615
OTHER ASSETS & LIABILITIES, NET -  0.7% 36,448
NET ASSETS - 100% $ 5,408,063
ADR American Depositary Receipt
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) Agreement with Fixed Income Clearing Corporation, 4.320% dated 4/30/25 to be repurchased at $125,015 on 5/1/25, collateralized by Government Agency Securities, with coupon rate 3.875% and maturity date 8/15/33, valued at $127,534.

International Dividend Growth
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 853,209 $ 4,393,406 $ – $ 5,246,615
Short-Term Investments:
Repurchase Agreements – 125,000 – 125,000
Total $ 853,209 $ 4,518,406 $ – $ 5,371,615

Portfolio of Investments April 30, 2025
Winslow Large-Cap Growth ESG
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 99.8%
809177727 COMMON STOCKS - 99 .8% 809177727
AUTOMOBILES & COMPONENTS - 1.5%
41,820 (a) Tesla Inc $ 11,799,931
TOTAL AUTOMOBILES & COMPONENTS 11,799,931
CAPITAL GOODS - 6.8%
17,660 (a) Axon Enterprise Inc 10,830,878
63,770 General Electric Co 12,852,206
91,970 Howmet Aerospace Inc 12,745,202
26,080 Trane Technologies PLC 9,996,725
107,470 Vertiv Holdings Co, Class A 9,175,789
TOTAL CAPITAL GOODS 55,600,800
COMMERCIAL & PROFESSIONAL SERVICES - 3.0%
37,400 Automatic Data Processing Inc 11,242,440
61,310 Cintas Corp 12,978,101
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 24,220,541
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 6.8%
298,220 (a) Amazon.com Inc 54,997,732
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 54,997,732
CONSUMER SERVICES - 6.4%
2,740 Booking Holdings Inc 13,972,027
87,530 (a) Cava Group Inc 8,090,398
220,880 (a) Chipotle Mexican Grill Inc 11,158,858
53,230 (a) DoorDash Inc, Class A 10,267,535
37,490 Hilton Worldwide Holdings Inc 8,453,245
TOTAL CONSUMER SERVICES 51,942,063
FINANCIAL SERVICES - 9.6%
43,190 (a) Fiserv Inc 7,971,578
47,650 LPL Financial Holdings Inc 15,237,994
47,016 Mastercard Inc, Class A 25,767,589
83,600 Visa Inc, Class A 28,883,800
TOTAL FINANCIAL SERVICES 77,860,961
HEALTH CARE EQUIPMENT & SERVICES - 4.3%
41,925 (a) Intuitive Surgical Inc 21,624,915
35,700 Stryker Corp 13,348,944
TOTAL HEALTH CARE EQUIPMENT & SERVICES 34,973,859
INSURANCE - 1.0%
26,240 Arthur J Gallagher & Co 8,414,906
TOTAL INSURANCE 8,414,906
MATERIALS - 1.4%
45,930 Ecolab Inc 11,548,180
TOTAL MATERIALS 11,548,180
MEDIA & ENTERTAINMENT - 9.6%
72,135 Alphabet Inc, Class A 11,455,038
44,894 Alphabet Inc, Class C 7,222,996
44,100 Meta Platforms Inc 24,210,900
13,135 (a) Netflix Inc 14,865,142
32,490 (a) Spotify Technology SA 19,948,210
TOTAL MEDIA & ENTERTAINMENT 77,702,286
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 6.1%
33,400 (a) Alnylam Pharmaceuticals Inc 8,792,216
39,250 Danaher Corp 7,823,702
35,915 Eli Lilly & Co 32,285,789
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 48,901,707
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 13.8%
137,095 Broadcom Inc 26,386,675
272,360 Lam Research Corp 19,520,041
536,910 NVIDIA Corp 58,480,237

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
SHARES DESCRIPTION VALUE
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (continued)
45,750 Texas Instruments Inc $ 7,322,288
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 111,709,241
SOFTWARE & SERVICES - 22.6%
9,225 (a) Fair Isaac Corp 18,354,798
21,500 Intuit Inc 13,490,605
199,942 Microsoft Corp 79,029,074
47,800 Oracle Corp 6,726,416
638,500 (a) SailPoint Inc 10,956,660
22,200 (a) ServiceNow Inc 21,201,222
133,070 (a) Shopify Inc, Class A 12,641,650
53,000 (a) Snowflake Inc, Class A 8,452,970
50,600 (a) Workday Inc, Class A 12,397,000
TOTAL SOFTWARE & SERVICES 183,250,395
TECHNOLOGY HARDWARE & EQUIPMENT - 6.9%
264,730 Apple Inc 56,255,125
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 56,255,125
TOTAL COMMON STOCKS
(Cost $545,016,410) 809,177,727
TOTAL LONG-TERM INVESTMENTS
(Cost $545,016,410) 809,177,727
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  0.5%
4149367 REPURCHASE AGREEMENTS - 0 .5% 4149367
$ 3,950,000 (b) Fixed Income Clearing Corporation 4 .320% 05/01/25 3,950,000
199,367 (c) Fixed Income Clearing Corporation 1 .360 05/01/25 199,367
TOTAL REPURCHASE AGREEMENTS
(Cost $4,149,367) 4,149,367
TOTAL SHORT-TERM INVESTMENTS
(Cost $4,149,367) 4,149,367
TOTAL INVESTMENTS - 100 .3%
(Cost $ 549,165,777 ) 813,327,094
OTHER ASSETS & LIABILITIES, NET -  (0.3)% (2,268,293)
NET ASSETS - 100% $ 811,058,801
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) Agreement with Fixed Income Clearing Corporation, 4.320% dated 4/30/25 to be repurchased at $3,950,474 on 5/1/25, collateralized by Government Agency Securities, with coupon rate 3.875% and maturity date 8/15/33, valued at $4,029,126.
(c) Agreement with Fixed Income Clearing Corporation, 1.360% dated 4/30/25 to be repurchased at $199,375 on 5/1/25, collateralized by Government Agency Securities, with coupon rate 2.125% and maturity date 1/15/35, valued at $203,357.

Portfolio of Investments April 30, 2025
(continued)
Winslow Large-Cap Growth ESG

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Winslow Large-Cap Growth ESG
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 809,177,727 $ – $ – $ 809,177,727
Short-Term Investments:
Repurchase Agreements – 4,149,367 – 4,149,367
Total $ 809,177,727 $ 4,149,367 $ – $ 813,327,094